LONG-TERM LOANS	6 Months Ended
Jun. 30, 2026
Long-Term Debt, Other Disclosure [Abstract]
LONG-TERM LOANS

NOTE 13 – LONG-TERM LOANS

As of June 30, 2026, the long-term loan consisted of the following:

Description	Amount – RMB		Amount – USD	Issuance Date	Expiration Date	Interest
Minsheng Bank		16,000,000	$2,358,108	2025.05.20	2034.11.20	2.70%
Minsheng Bank		6,200,000	913,767	2025.11.14	2032.11.14	2.70%
Minsheng Bank		9,648,000	1,421,938	2026.01.04	2033.01.04	2.70%
Minsheng Bank		1,600,000	235,811	2026.02.03	2033.02.03	2.70%
Minsheng Bank		5,400,000	795,862	2026.03.18	2033.03.18	2.77%
Minsheng Bank		2,160,000	318,345	2026.04.28	2033.04.28	2.77%
Minsheng Bank		2,440,000	359,612	2026.05.28	2033.05.28	2.77%
Minsheng Bank		5,880,000	866,605	2026.06.25	2033.06.25	2.77%
Total	RMB	49,328,000	$7,270,048

As of December 31, 2025, the long-term loans consisted of the following:

Description	Amount – RMB		Amount – USD	Issuance Date	Expiration Date	Interest
WeBank Shenzhen		228,571	$32,685	2025.05.07	2027.04.23	8.62%
WeBank Shenzhen		380,952	54,475	2025.04.10	2027.04.23	12.16%
WeBank Shenzhen		380,952	54,475	2025.04.10	2027.04.23	12.16%
WeBank Shenzhen		380,952	54,475	2025.04.10	2027.04.23	12.16%
WeBank Shenzhen		380,952	54,475	2025.04.10	2027.04.23	12.16%
WeBank Shenzhen		380,952	54,475	2025.04.10	2027.04.23	11.16%
WeBank Shenzhen		500,000	71,499	2025.12.03	2027.11.23	13.99%
WeBank Shenzhen		500,000	71,499	2025.12.03	2027.11.23	13.99%
WeBank Shenzhen		500,000	71,499	2025.12.03	2027.11.23	13.99%
WeBank Shenzhen		500,000	71,499	2025.12.03	2027.11.23	13,99%
Longwan Rural Commercial Bank		1,200,000	171,599	2023.06.02	2026.05.30	6.60%
Longwan Rural Commercial Bank		1,750,000	250,247	2023.06.02	2026.05.30	6.60%
Minsheng Bank		6,200,000	886,589	2025.11.14	2032.11.14	2.70%
Minsheng Bank		16,000,000	2,287,970	2025.05.20	2034.11.20	2.70%
Subtotal		29,283,331	4,187,461
Current portion of long-term loans		(5,441,349)	(778,103)
Total	RMB	23,841,982	$3,409,358

The long-term bank loans from Minsheng Bank are collateralized by certain assets of the Company. As of June 30, 2026 and December 31, 2025, the collateral consisted of land use rights held by Ruike with a carrying amount of $2,518,718 and $2,543,916, respectively.